LEGAL CLAIMS AND OTHER MATTERS	12 Months Ended
Dec. 31, 2023
LEGAL CLAIMS AND OTHER MATTERS [Abstract]
LEGAL CLAIMS AND OTHER MATTERS
20.	LEGAL CLAIMS AND OTHER MATTERS

a)	Turnover tax calculated on the natural gas price consumed by tgs

The Company has interpretative differences with several provinces regarding the liquidation of the turnover tax calculated on the natural gas used by tgs as fuel to render its transportation services. In this framework there have been initiated several lawsuits against tgs, which have adversely concluded by the Company.

As of December 31, 2023 and 2022, the Company has recorded a provision for these concepts of Ps. 2,153.4 million and Ps. 5,161.3 million, respectively, recorded in the caption “Provisions”, determined based on the estimated tax and interest payable as of such date, in the event that these claims from the provinces are unfavorable for tgs.

b)	Action for annulment of ENARGAS Resolutions No. I-1,982/11 and No. I-1,991/11 (the “Resolutions”)

After the issuance of the Resolutions, tgs filed a judicial action before the National Court of First Instance in Federal Administrative Litigation No. 1 (the “Court”) in order to obtain the declaration of nullity of the Presidential Decree No. 2067/08 and the Resolutions as well as the unconstitutionality of the administrative acts that created the Charge.

On July 5, 2012, the Court issued in favor of tgs a precautionary measure by which the suspension of the Charge was ordered in the terms set forth in the Resolutions. This decision was appealed in different opportunities by the National Government, by virtue of which the dictating of the precautionary measure was limited to the validity of six months. However, at maturity, the Company is entitled to obtain a new precautionary measure for a similar period.

As a result, on September 19, 2017, a new extension of the injunction was obtained (which prevented the Government to claim tgs of the payment of the amounts resulting from the new value of the Charge for the period between the November 2011 and March 2016), thus extending the validity until March 2018.

On the other hand, the National Court of Appeals in Contentious Administrative Dismissal rejected the extraordinary appeal filed by the National Government against the judgment of that court that confirmed the rejection made by the Court at the request of ENARGAS to declare abstract the legal action initiated by tgs in accordance with the precedent “Alliance” issued by the Supreme Court in December 2014.

On March 26, 2019, tgs was notified of the judgment of first instance issued by the Federal Contentious-Administrative Court No. 1 in its claim initiated by which tgs requested the unconstitutionality of Decree No. 2,067/08; Resolutions and of any other rule or act issued or to be issued, that is caused by the mentioned rules (the “Cause”).

The first instance judgment declares the unconstitutionality of both Articles 53 and 54 of Law 26,784, as well as the aforementioned rules and of any other act tending to execute said provision, and consequently, the nullity of said rules (the “sentence”).

The Judgment was appealed by the National Government on March 29, 2019, and the appeal was granted on April 3, 2019, which has not been resolved as of the closing date of the year.

On October 29, 2019, the intervening judge decided, considering what was decided in the judgment and attending to the reasons invoked by tgs, to extend the validity of the precautionary measure issued for six more months of processing in said ordinary process and / or until the sentence passed is firm.

Pursuant to the isolation measures adopted by the Argentine Government under the COVID development, the judicial deadlines were suspended from March 20, 2020 until July 21, 2020.

On December 1, 2020, the court granted a new extension of said injunction for a term of 6 months.

On May 14, 2021, tgs was notified of the ruling issued by Chamber I of the Chamber in Contentious-Administrative Matters that (i) has revoked the decision by the Judge of First Instance and (ii) has imposed the costs in both instances in the order caused. tgs considers that it has reasonable arguments to defend its position on the substantive issue raised and, for that reason, it appealed the judgment of the Chamber.

On June 4, 2021, tgs filed an extraordinary federal appeal against the judgment of the Chamber, which was contested by ENARGAS and the National State, and was granted by the Court of Appeals itself on July 14, 2021, on the understanding that “At stake is the interpretation and scope of regulations of an unquestionable federal nature, such as Decree 2067/08 and MINPLAN Resolution No. 1451/2008, ENARGAS Resolutions No. 1982/11 and 1991/11, as well as articles 53 and 54 of Law 26,784”.

By virtue of the precautionary measure issued, and its 12 extensions obtained, as well as the favorable judgment obtained in the first instance, the existence of favorable precedents issued by the Supreme Court of Justice of the Nation (“Supreme Court”) with respect to other processors of natural gas and the granting of the extraordinary appeal that will give rise to the Supreme Court ruling on the case, the management of tgs and its legal advisors consider that they have solid arguments to defend their position and that it is probable that a favorable resolution will be obtained for their interests on the substantive issue raised. Therefore, no provision has been made for the eventual liabilitie due to the increase in the charge to finance the importation of natural gas applicable to natural gas consumption related to the processing activity at the Cerri Complex for the period between the date of obtaining the measure precautionary and on April 1, 2016, date of entry into force of Resolution No. 28/2016.

This resolution has annulled the acts that determined the value of the charge established by Decree 2067, for which as of April 1, 2016, ENARGAS and the agency in charge of its collection have stopped charging the increase established by the Resolutions.

Regarding the last extension of the precautionary measure, expired on July 1, 2021, tgs has not requested a new extension, due to the premature procedural stage in which the appeal filed against the judgment of the Chamber is found.

Given the complex procedural instance, the nature of charge 2067, the background information presented in this and other legal cases initiated against charge 2067, at the date of the issuance of these Consolidated Financial Statements it is not possible to make a definitive quantification of the amount that should be pay tgs in the event of not obtaining a favorable ruling from the Supreme Court, while an eventual request for payment in the current circumstances may be challenged and questioned by tgs within the framework of the corresponding administrative and judicial instances, where the amount may be debated of the charge that is eventually required to tgs.

c)	Environmental matters

The Company is subject to extensive environmental regulations in Argentina. Management believes that its current operations are in material compliance with applicable environmental requirements, as currently interpreted and enforced. The Company has not incurred in any material environmental liabilities as a result of its operations to date. As of December 31, 2023 and 2022, the total amount of these provisions amounted Ps. 81.1 million and 182.2 million, respectively.

d)	Others

In addition to the matters discussed above, the Company is a party to certain lawsuits and administrative proceedings which involve taxation, labor claims, social security, administrative and others arising in the ordinary course of business. The Company’s Management and its legal advisors estimate that the outcome of these differences will not have significant adverse effects on the Company’s financial position or results of operations. As of December 31, 2023 and 2022, the total amount of these provisions amounted Ps. 168.4 million and Ps. 241.0 million, respectively